Subordinated Notes and Debentures	9 Months Ended
Jul. 31, 2024
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 12: SUBORDINATED NOTES AND DEBENTURES
Issues
On April 9, 2024, the Bank issued $ 1.75

billion of non-viability contingent capital

(NVCC) medium-term notes constituting

subordinated indebtedness of the Bank
(the “Notes”), maturing on April 9, 2034.

The Notes will bear interest at a fixed rate of
5.177
% per annum (paid semi-annually) until

April 9, 2029, and at
Daily
Compounded Canadian Overnight Repo Rate Average

plus
1.53
% thereafter (paid quarterly) until maturity

on April 9, 2034. With the prior approval

of OSFI, the
Bank may, at its option, redeem the Notes on or after April 9, 2029,

in whole or in part, at par plus accrued and unpaid

interest by giving not more than
60

nor less
than 10 days ’ notice to holders.
Redemptions
On July 25, 2024, the Bank redeemed all of

its outstanding $
1.5

billion
3.224
% medium term notes due July 25,

2029 NVCC constituting subordinated
indebtedness of the Bank, at a redemption price

of
100

per cent of the principal amount, plus accrued

and unpaid interest to, but excluding, July 25,

2024.